SCHEDULE OF SHARE-BASED PAYMENT EXPENSE RELATED TO OPTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Total share-based payment expense	$ 398		$ 273	$ 505
Cost of Sales [Member] | Share-Based Payment Arrangement, Option [Member]
Total share-based payment expense		[1]		8
Other Financing Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Total share-based payment expense	152
Research and Development Expense [Member] | Share-Based Payment Arrangement, Option [Member]
Total share-based payment expense	120		61	174
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Option [Member]
Total share-based payment expense	$ 126		$ 212	$ 323

[1]	Represents an amount less than $1.